Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

12028422

Received SEC

NOV 14 2012

Washington, DC 20549

November 14, 2012

CERT NYS

001-31615

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Sasol Limited ("Guarantor"), Sasol Financing International Plc ("Issuer"), 4.500% Notes due 2022 fully and unconditionally guaranteed by Sasol Limited, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 14, 2012. Tentative listing date – November 15, 2012.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com